OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, Furniture and Equipment		$ 65	$ 128
Right of Use Asset	[1]	1,412	0
Other		57	83
Total		$ 1,534	$ 211

[1]	relates to certain office lease contracts. Optional periods are not included in the calculation.